INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF SUPPLEMENTAL NON CASH INVESTING ACTIVITIES
	As of December 31, 2024	As of December 31, 2023
Purchased software	$213,507	$219,503
Patents	$2,629	$2,703
Accumulated amortization	(213,463)	(196,572)
Carrying amount	$2,673	$25,634